FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES	12 Months Ended
Dec. 31, 2025
Disclosue Of Concession [abstract]
FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES	FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES
Ferrosur Roca S.A. is indirectly controlled by the Company, through Cofesur S.A.U. which owns 80% of the interest, 16% of which belongs to the National State and the remaining 4% belongs to the workers of Ferrosur Roca S.A. through a trust created for this purpose.
On March 11, 1993, Ferrosur Roca S.A. obtained the concession of the General Roca National Cargo Railway Network with the exception of the Altamirano-Miramar corridor and the urban sections, through the approval of the concession contract formalized by National Executive Branch Decree No. 2681/92, after the presentation made through a national and international tender and formalized to that effect. The area of influence is concentrated in the center and south of the province of Buenos Aires, north of the province of Río Negro and Neuquén. It has access to the ports of Buenos Aires, Dock Sud, La Plata, Quequén, and Bahía Blanca. On February 11, 2025, through Resolution 99/2025, the Ministry of Economy removed from the concession of Ferrosur Roca S.A. the station called Sola and the branch line that connects it from the bridge over the Riachuelo.
The term of the concession was 30 years, expiring in March 2023, with the possibility of an extension of 10 additional years.
Ferrosur Roca S.A. has renegotiated the Concession Agreement as a result of the renegotiation process for obligations arising from public administration contracts, including those for public works and services, in accordance with Law No. 25,561 and within the framework of ME Resolution No. 20/02 and Decree No. 293/02, subsequently repealed. The
Contract Renegotiation Agreement signed between UNIREN (Contract Renegotiation and Analysis Unit) and Ferrosur Roca S.A. was ratified by the National Executive Branch through Decree No. 2017, dated November 25, 2008.
On March 8, 2018, and with the due consent of Cofesur S.A.U., Ferrosur Roca S.A. requested the above-mentioned extension, and in line with the bidding terms and conditions and the concession agreement. The concession extension request was reiterated on March 1, 2019.
However, as it is mentioned in following paragraphs, the federal government issued diverse regulations with the objective that the national railway network be based on a mixed modality combining public and private cargo operators, where the National State will manage the infrastructure and control the related investments, thus allowing any registered railway operator to provide railway services regardless of who owns or possesses the facilities at the point of loading or destination (the "open access" scheme).
In line with this, on March 29, 2021, through Resolution No. 219/2021, the National Commission for the Regulation of Transport (“CNRT”) approved the Regulation of the National Registry of Railway Operators and granted said capacity to Ferrosur Roca S.A. and the other concessionaires that operate the current railway concessions. In accordance with said resolution, once the “open access” scheme is in force, any registered railway operator will be able to provide railway services, as previously mentioned.
Subsequently, through Resolution No. 211 of the Ministry of Transport which was published on June 28, 2021, rejected the request for an extension of the concession contract made by Ferrosur Roca S.A. in 2018, along with similar requests from other existing private railway concessionaires in the country, confirming the termination of all existing concession contracts with private freight railway concessionaires.
Likewise, the Ministry of Transport published various resolutions extending for periods of between 12 and 18 months the concessions granted to the various concessionaires, including Ferrosur Roca S.A., by virtue of which the concession period has been extended for the a third time until September 10, 2026, or the earlier date on which a new contracting model could be established. In this regard, on May 16, 2025, the Ministry of Economy granted FEPSA a temporary extension of its concession until April 30, 2026. On July 22, 2025, it granted Nuevo Central Argentino S.A. an extension of its concession until December 21, 2032, and instructed the Undersecretary of Rail Transportation to invite Ferrosur Roca S.A. and FEPSA to make a proposal for contractual adjustment in accordance with the terms of Law No. 27,132 and Decree 1027/2018 modified by Decree 478/2025. Ferrosur Roca S.A. submitted a note expressing various relevant issues of the Concession which was not answered by the administration.
Notwithstanding the foregoing, on September 10, 2025, through Resolution 52/2025 of the Secretariat of Transportation, Ferrosur Roca S.A. was notified of the aforementioned extension, and the commencement of proceedings was established to analyze, coordinate, and design a new contractual framework for the relationship between the National Government and the private sector for the operation of the current concession, a process on which there are still no updates. This resolution was challenged by Ferrosur Roca S.A. through a motion for reconsideration, in which it alleged multiple breaches by the National Government and the existence of discriminatory treatment toward Ferrosur Roca S.A. To date, the motion remains unresolved. During the extended period, services will be provided on a provisional basis and may be revoked at any time without generating any subjective right, expectancy right, or precedent in favor of the operators, nor any recognition of any sum for the eventual early revocation of the concession.
The following are some additional related general rules:
• On July 8, 2024, Law 27,742, known as the “Framework Law” (Ley Bases), was published in the Official Gazette, authorizing the National Executive Branch to tender new concessions, including those for the railway system.
• Additionally, on June 13, 2024, through Decrees No. 525 and No. 526/2024, the Government declared a state of public emergency in the railway sector for a period of 24 months. This measure, announced through the Official Gazette, aims to "safeguard the operational security of the provision of freight and passenger rail transport services." No new regulations or rules related to the implementation of the aforementioned "open access" scheme have yet been issued. The measure authorizes the Ministry of Transport to carry out "transactional acts and/or compensations within the framework of the final settlement of the Concession Contracts approved by Decrees No. 1144 of June 14, 1991, No. 994 of June 18, 1992, No. 2681 of December 29, 1992, No. 2608 of December 22, 1993, and No. 430 of March 22, 1994, and those signed with the provinces within the framework of Decrees No. 532 of March 27, 1992, and No. 1168 of July 10, 1992”).
• On February 10, 2025, Decree 67/2025 was published, authorizing the Ministry of Economy to proceed with the privatization of Belgrano Cargas y Logística Sociedad Anónima through vertical disintegration and the separation of the activities and assets of each business unit, under the modality of public auction for the sale of rolling stock, and through the execution of public works concession contracts for the tracks and their adjacent properties, and the use of the railway workshops. At present, no subsequent actions such as the publication of tender documents or the opening of bidding processes have been issued.
The Group has re-evaluated all accounting estimates, taking into account available information affected by the end of the current concession, and no significant impact are expected to the date. As mentioned before, although the request for an extension has been rejected, the Company has been granted the status of a railway operator and could continue to provide its transport services under that figure or another that may be agreed upon once the concession period has ended, the Group's intention being to continue in the business, making the necessary changes to the business plan to reverse the current situation which is resulting in a deficit due to the alteration of the macroeconomic equation of the Concession Contract. The Group will continue monitoring the new regulations as they come into effect, as well as the progress of ongoing negotiations with the National State and will record any related effect as soon as it is possible to make an estimate.